Inventories - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories.
Raw materials and consumables used	$ 39,823,395	$ 40,115,184	$ 37,567,550